SCHEDULE OF CONCENTRATION RISK (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Kami Vision Incorporated [Member]
Concentration Risk [Line Items]
Concentration risk	80.00%	32.00%	52.00%	27.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Senslab Technology Co Ltd [Member]
Concentration Risk [Line Items]
Concentration risk	0.00%	100.00%	0.00%	92.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | ZK Cam Technology Limited [Member]
Concentration Risk [Line Items]
Concentration risk	83.00%	0.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Third Party Supplier [Member]
Concentration Risk [Line Items]
Concentration risk		0.00%	0.00%	0.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Kami Vision Incorporated [Member]
Concentration Risk [Line Items]
Concentration risk	82.00%		79.00%	82.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | ZK Cam Technology Limited [Member]
Concentration Risk [Line Items]
Concentration risk	18.00%		21.00%